UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

		Value
	Shares	(Note 1)

COMMON STOCK — 102.4%

Consumer Discretionary — 14.3%

AUTO PARTS — 1.2%
LKQ Corp. *	37,896	$1,109,216

DIVERSIFIED RETAIL — 1.3%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	38,315	1,283,553

ENTERTAINMENT — 2.3%
IMAX Corp. (Canada) * (a)	32,610	1,108,740
Live Nation Entertainment, Inc. *	33,890	1,029,239

		2,137,979

RESTAURANTS — 3.7%
Chuy’s Holdings, Inc. *	47,490	1,415,202
Red Robin Gourmet Burgers, Inc. *	6,660	389,277
Texas Roadhouse, Inc. (a)	37,725	1,679,894

		3,484,373

SPECIALTY RETAIL — 4.4%
Shutterfly, Inc. *	17,910	864,874
SiteOne Landscape Supply, Inc. * (a)	27,915	1,351,365
Ulta Beauty, Inc. *	4,400	1,255,012
Zumiez, Inc. * (a)	40,450	740,235

		4,211,486

TEXTILES APPAREL & SHOES — 1.4%
Wolverine World Wide, Inc.	53,555	1,337,268

TOTAL CONSUMER DISCRETIONARY		13,563,875

Consumer Staples — 5.0%

DRUG & GROCERY STORE CHAINS — 1.2%
Smart & Final Stores, Inc. * (a)	92,475	1,118,948

FOODS — 3.8%
Performance Food Group Co. *	87,480	2,082,024
TreeHouse Foods, Inc. * (a)	18,305	1,549,701

		3,631,725

TOTAL CONSUMER STAPLES		4,750,673

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

		Value
	Shares	(Note 1)

Energy — 3.8%

OIL: CRUDE PRODUCERS — 3.8%
Matador Resources Co. * (a)	66,330	$1,577,991
PDC Energy, Inc. * (a)	27,560	1,718,366
Southwestern Energy Co. * (a)	40,375	329,864

		3,626,221

TOTAL ENERGY		3,626,221

Financial Services — 6.4%

ASSET MANAGEMENT & CUSTODIAN — 1.4%
Financial Engines, Inc.	31,190	1,358,325

BANKS: DIVERSIFIED — 0.3%
Eagle Bancorp, Inc. *	4,180	249,546

CONSUMER LENDING — 1.3%
Encore Capital Group, Inc. * (a)	40,915	1,260,182

EQUITY REIT - INFRASTRUCTURE — 0.5%
QTS Realty Trust, Inc. (A Shares)	10,595	516,506

FINANCIAL DATA & SYSTEMS — 2.9%
Alliance Data Systems Corp. (a)	4,625	1,151,625
WageWorks, Inc. *	21,775	1,574,333

		2,725,958

TOTAL FINANCIAL SERVICES		6,110,517

Healthcare — 22.3%

BIOTECHNOLOGY — 6.1%
INC Research Holdings, Inc. (A Shares) *	30,030	1,376,876
Ligand Pharmaceuticals, Inc. * (a)	16,655	1,762,765
Repligen Corp. * (a)	74,650	2,627,680

		5,767,321

HEALTHCARE SERVICES — 5.7%
Amedisys, Inc. *	18,400	940,056
AMN Healthcare Services, Inc. * (a)	30,150	1,224,090
BioTelemetry, Inc. *	40,540	1,173,633
Omnicell, Inc. *	33,335	1,355,068

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

			Value
	Shares		(Note 1)

Healthcare — (Continued)
Vocera Communications, Inc. *	27,630	$	686,053

			5,378,900

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 8.2%
Cantel Medical Corp.	8,835		707,684
Cooper Cos, Inc. (The)	13,675		2,733,496
Globus Medical, Inc. (A Shares) * (a)	34,960		1,035,515
ResMed, Inc. (a)	16,265		1,170,592
West Pharmaceutical Services, Inc.	26,455		2,158,993

			7,806,280

MEDICAL EQUIPMENT — 1.5%
Inogen, Inc. * (a)	14,610		1,133,152
Tactile Systems Technology, Inc. *	13,491		255,654

			1,388,806

PHARMACEUTICALS — 0.8%
Teligent, Inc. * (a)	103,765		810,405

TOTAL HEALTHCARE			21,151,712

Materials & Processing — 9.0%

BUILDING MATERIALS — 3.3%
Caesarstone Ltd. * (a)	16,880		611,900
NCI Building Systems, Inc. (Israel) *	49,725		852,784
Trex Co., Inc. *	23,620		1,638,992

			3,103,676

BUILDING: ROOFING, WALLBOARD & PLUMBING — 0.6%
Advanced Drainage Systems, Inc.	25,970		568,743

CHEMICALS: DIVERSIFIED — 1.6%
PolyOne Corp.	45,214		1,541,345

DIVERSIFIED MATERIALS & PROCESSING — 2.2%
Belden, Inc.	30,390		2,102,684

METALS & MINERALS DIVERSIFIED — 1.3%
Minerals Technologies, Inc.	16,205		1,241,303

TOTAL MATERIALS & PROCESSING			8,557,751

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

		Value
	Shares	(Note 1)

Producer Durables — 10.7%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 2.2%
WNS Holdings, Ltd., ADR *	72,479	$2,073,624

FORMS AND BULK PRINTING SERVICES — 1.1%
InnerWorkings, Inc. *	101,635	1,012,285

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.5%
MSC Industrial Direct Co., Inc. (A Shares)	14,120	1,450,971

MACHINERY: INDUSTRIAL — 1.6%
Middleby Corp. (The) *	10,875	1,483,894

OFFICE SUPPLIES & EQUIPMENT — 1.4%
Electronics For Imaging, Inc. *	28,010	1,367,728

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 2.9%
AO Smith Corp.	27,550	1,409,458
EnerSys	16,620	1,311,983

		2,721,441

TOTAL PRODUCER DURABLES		10,109,943

Technology — 29.1%

COMMUNICATIONS TECHNOLOGY — 2.0%
GTT Communications, Inc. * (a)	77,335	1,883,107

COMPUTER SERVICES SOFTWARE & SYSTEMS — 15.4%
Actua Corp. *	18,265	256,623
Acxiom Corp. *	91,747	2,612,037
Bazaarvoice, Inc. *	97,295	418,369
Bottomline Technologies, Inc. *	62,090	1,468,422
Brightcove, Inc. *	8,390	74,671
Callidus Software, Inc. *	114,270	2,439,665
Five9, Inc. *	78,340	1,289,476
GrubHub, Inc. * (a)	32,985	1,084,877
Imperva, Inc. *	8,935	366,782
LogMeIn, Inc.	10,270	1,001,325
Pegasystems, Inc.	28,265	1,239,420
Qualys, Inc. *	14,415	546,329
Ultimate Software Group, Inc. (The) * (a)	6,555	1,279,602
Wix.com Ltd. (Israel) *	7,265	493,294

		14,570,892

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

		Value
	Shares/Par	(Note 1)

Technology — (Continued)

ELECTRONIC COMPONENTS — 3.1%
Methode Electronics, Inc.	22,240	$1,014,144
Rogers Corp. *	21,815	1,873,254

		2,887,398

PRODUCTION TECHNOLOGY EQUIPMENT — 2.8%
Axcelis Technologies, Inc. *	36,060	677,928
Novanta, Inc. *	42,080	1,117,224
Xcerra Corp. *	100,890	896,912

		2,692,064

SEMICONDUCTORS & COMPONENTS — 5.8%
CEVA, Inc. *	28,505	1,011,928
Diodes, Inc. *	22,000	529,100
Exar Corp. *	86,615	1,126,861
MaxLinear, Inc. *	78,110	2,190,986
Power Integrations, Inc.	10,410	684,458

		5,543,333

TOTAL TECHNOLOGY		27,576,794

Utilities — 1.8%

TELECOMMUNICATIONS — 1.8%
8X8, Inc. *	110,045	1,678,186

TOTAL UTILITIES		1,678,186

TOTAL COMMON STOCK (COST $53,553,236)		97,125,672

SECURITIES LENDING COLLATERAL — 24.7%
Dreyfus Government Cash Management Fund	9,534,343	9,534,343
U.S. Treasury Bill, 0.00%, 04/13/2017-12/07/2017	$436,828	436,337
U.S. Treasury Bond, 2.75%-7.63%, 02/15/2025-11/15/2046	2,305,665	2,402,497
U.S. Treasury Inflation Indexed Bond, 0.63%-2.38%, 01/15/2025-02/15/2046	653,870	705,364
U.S. Treasury Inflation Indexed Note, 0.13%-2.13%, 01/15/2018-01/15/2027	2,397,514	2,521,324

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—concluded

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

		Value
	Par	(Note 1)

SECURITIES LENDING COLLATERAL — (CONTINUED)

U.S. Treasury Note, 0.63%-4.25%, 04/30/2017-05/15/2026	$7,833,206	$7,830,110

TOTAL SECURITIES LENDING COLLATERAL (COST $23,429,975)		23,429,975

TOTAL INVESTMENTS (COST $76,983,211) — 127.1%		120,555,647

LIABILITIES IN EXCESS OF OTHER ASSETS — (27.1)%		(25,692,965)

NET ASSETS — 100.0%		$94,862,682

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 2 in Notes to Quarterly Schedule of Investments.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Aggregate cost	$76,983,211

Gross unrealized appreciation	$44,337,730
Gross unrealized depreciation	(765,294)

Net unrealized appreciation	$43,572,436

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments

“GROWTH-WITH -VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s assets carried at fair value:

			Level 2 —
	Total		Other	Level 3 —
	Value at	Level 1 —	Significant	Significant
	March 31,	Quoted	Observable	Unobservable
	2017	Prices	Inputs	Inputs
Common Stock*	$97,125,672	$97,125,672	$—	$—
Securities Lending Collateral	23,429,975	9,534,343	13,895,632	—

Total	$120,555,647	$106,660,015	$13,895,632	$—

* Please refer to the Schedule of Investments for industry breakout.

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments—concluded

“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2017 (Unaudited)

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended March 31, 2017, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund receives securities lending income in the form of fees or by retaining a portion of interest or dividends on the investment of any cash received or collateral. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities.

As of March 31, 2017, the market value of the securities on loan and collateral are $22,982,662 and $9,534,343 in cash and $13,895,632 in non-cash collateral pledged at the broker, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	May 18, 2017

By (Signature and Title)*	/s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date	May 18, 2017

* Print the name and title of each signing officer under his or her signature.